VY CBRE Global Real Estate Portfolio Investment Objectives and Goals - Class ADV I S S2 [Member] - VY CBRE Global Real Estate Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	VY® CBRE Global Real Estate Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks high total return consisting of capital appreciation and current income.